Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of company's liabilities that are measured at fair value
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$450,656	$450,656	$—	$—
Warrant liabilities – Private Placement Warrants	377,857	—	—	377,857
Warrant liabilities – Representative’s Warrants	29,274	—	—	29,274
Total	$857,787	$450,656	$—	$407,131
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable I Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$3,890,177	$—	$—	$3,890,177
Warrant liabilities – Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities – Representative’s Warrants	239,144	—	—	239,144
Total	$7,216,022	$—	$—	$7,216,022

Schedule of inputs into the monte carlo simulation
	December 31, 2022	December 31, 2021
Input
Risk-free interest rate	4.74%	1.37%
Expected term (years)	.90	6.25
Expected volatility	7.7%	10.8%
Exercise price	$11.50	$11.50
Fair value of Common stock	$10.13	$9.07

Schedule of the changes in the fair value of financial instruments
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(2,708,844)	(2,088,501)	(209,870)	(5,007,215)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131